Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	The Advisors’ Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2022
Prospectus Date	rr_ProspectusDate	Nov. 28, 2021
KBI GLOBAL INVESTORS AQUARIUS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund III

KBI Global Investors Aquarius Fund

(the “Fund”)

Supplement Dated September 16, 2022 to the Fund’s

Prospectus and Summary Prospectus,

each dated November 28, 2021

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and should be read in conjunction with the Prospectus and Summary Prospectus.

Effective September 30, 2022 (the “Effective Date”), the following change is made to the Fund’s contractual expense limit for Institutional Shares and Investor Shares:

	Current	New
Contractual Expense Limit	1.10%	1.00%

Accordingly, as of the Effective Date, the Fund’s Prospectus and Summary Prospectus are hereby amended and supplemented as follows:

1. In the “Fund Fees and Expenses” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

KBI GLOBAL INVESTORS AQUARIUS FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,604
KBI GLOBAL INVESTORS AQUARIUS FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	842
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,881

[1]	KBI Global Investors (North America) Ltd (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, research, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of each of the Fund’s share classes until November 30, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2023.